SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details)		1 Months Ended	12 Months Ended
	Nov. 07, 2011	Oct. 31, 2009	Aug. 31, 2024	Aug. 31, 2023
Waterberg JV Co. [Member]
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest		37.00%	37.19%	37.05%
Proportion of direct ownership percentage			26.00%
Legal ownership held by non-controlling interests		26.00%	63.19%	63.05%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest	49.90%		49.90%	49.90%
Legal ownership held by non-controlling interests			50.10%	50.10%